Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	400,000,000
Common stock, shares issued		2,000
Common stock, shares outstanding		2,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Murphy Canyon Acquisition Corp [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Shares subject to possible redemption		13,225,000
Temporary equity, redemption price		$ 10.34
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Common stock, par value		$ 0.0001
Common stock, shares authorized		100,000,000
Common stock, shares issued		754,000
Common stock, shares outstanding		754,000
Shares subject to possible redemption		13,225,000
Murphy Canyon Acquisition Corp [Member] | Common Class B [Member]
Common stock, par value		$ 0.0001
Common stock, shares authorized		10,000,000
Common stock, shares issued		3,306,250
Common stock, shares outstanding		3,306,250
Revision of Prior Period, Reclassification, Adjustment [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	400,000,000
Common stock, shares issued	72,813,776	64,626,430
Common stock, shares outstanding	72,813,776	64,626,430